Deferred Tax Assets (Detail) (USD $)	Jan. 31, 2014	Jan. 31, 2013
Deferred Tax Assets Operating Loss CarryForwards Component [Line Items]
NOL carry forward	$ 3,575,748	$ 3,967,114
Stock options - exercisable	1,164,135	741,971
Contribution carryforward	6,018	8,740
Warrant liability		0
State income taxes	272	544
Accrual to cash	(179,000)	(243,300)
State income taxes, deferred	(403,535)	(310,478)
Net deferred tax asset	4,163,638	4,164,591
Valuation allowance	(4,163,638)	(4,164,591)
Deferred Tax Assets Total	$ 0	$ 0